Acquisitions and Dispositions - 2014 Acquisitions Revenue and Loss (Details) - Bally Acquisition $ in Millions	1 Months Ended
Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Revenue	$ 151.6
Loss from continuing operations	$ (21.1)